Long-term debt - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 1,768,853	$ 1,458,286
Less current maturities	(38,420)	(383,793)
Non-current portion of long-term debt	1,730,433	1,074,493
Debt discounts and deferred financing fees	20,400	17,600
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,535,662	1,189,976
3.25% due December 15, 2019
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 0	349,026
3.25% due December 15, 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.25%
5.25% due March 1, 2022
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 248,912	248,480
5.25% due March 1, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 297,607	297,232
4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
Total long-term debt	$ 693,822	0
5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,321	295,238
5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 75,165	101,226
Egypt limited recourse debt facilities | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	0.90%
Egypt limited recourse debt facilities | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.60%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 158,026	167,084
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 1,526	5,483
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021 | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	0.75%
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021 | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	2.50%
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 73,700	77,709
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 82,800	$ 83,892
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%